Common stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common stock

Note 11 - Common stock

Issued, outstanding and authorized shares

At June 30, 2025 and December 31, 2024 the Company had an outstanding share capital of 44,226,638 and 25,000,044 ordinary shares with a par value £0.002 per share (“Common Stock”).

Further there was a preference shares issue 1 share with a par value of £50,000 as a conversion of loan to equity to a related party.

Recapitalization

In March 2025, the Company issued 4,444,445 common shares of the Company as part of its share subscription in its IPO listing as well a further 14,782,149 shares we issued as a conversion of shareholders loans to equity as per Note 2 above.

Note 11 - Common stock

Issued, outstanding and authorized shares

At December 31, 2023 the Company had an outstanding share capital of 25,000,042 with a par value £0.002 ($0.002 at December 31, 2024, and 2023) per share (“Common Stock”). On October 11, 2024, all existing security holders of RedCloud Technologies Limited, a private limited company incorporated in England and Wales, exchanged the securities they held in RedCloud Technologies Limited for an equivalent class and number of securities in RedCloud Holdings plc, a public limited company organized under the laws of England and Wales (the “Formation Transaction”). As a result of the Formation Transaction, 50,000,085 ordinary shares, par value of £0.001 per share, 1 redeemable preference share, par value of £49,999.999 ($62.58) per share, 5,038,667 options to purchase 5,038,667 ordinary shares and £10,500,000 ($13.14 million) unsecured convertible loan notes of RedCloud Technologies Limited (the “RTL Securities”) were exchanged for 50,000,084 ordinary shares, 5,038,667 options to purchase 5,038,667 ordinary shares and £10,500,000 ($13.14 million) unsecured convertible loan notes of RedCloud Holdings plc (the “Company Securities”).

The United Kingdom Companies Act 2006 abolished the requirement for a company incorporated under the laws of England and Wales to have an authorized share capital. In accordance with the articles of association of RedCloud and the United Kingdom Companies Act 2006, shareholders resolve to grant the directors of the company the authority to allot a specified number of shares as and when required for a specific equity issuance by way of shareholder resolution. This authority can then be increased or replaced from time to time by any subsequent shareholder resolution. There is no prescribed maximum authorized share capital in the articles of association of RedCloud.

Voting rights

Each outstanding share of common stock is entitled to one vote on all matters submitted to a vote of holders of common stock. Decisions of the shareholders are determined by a simple majority of the votes cast unless such higher approval threshold is required under Companies Act 2006.